LEASE RENTAL RECEIVABLES - Future minimum lease payments to be received (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Future minimum lease payments to be received
2019	$ 108,847	¥ 748,377
2020	107,034	735,913
2021	69,131	475,313
2022	31,206	214,554
2023	15,580	107,120
Thereafter	8,639	59,397
Total	$ 340,437	¥ 2,340,674